Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Feb. 24, 2016
T. Rowe Price Target 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Target 2005 Fund—I Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 32.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund over a moderate time horizon in retirement. However, if an investor retires significantly earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream over a moderate post-retirement withdrawal horizon. After the target date, the fund is designed to balance the need for reduced market risk and income, although it does not guarantee a particular level of income.

Had the fund been in existence at its target date, the fund’s allocation to stocks would have been approximately 42.5% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the I Classes of T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of February 26, 2016. The target allocations and actual allocations may differ. The fund’s shareholder reports will set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Target 2005 Fund
Asset Class		Sector	Neutral Allocation	I Class Fund(s)
Stocks	35.50%	Domestic Large-Cap Stocks	18.18%	Equity Index 500, Growth Stock, and/or Value
		Domestic Mid-Cap Stocks	2.84	Mid-Cap Growth, Mid-Cap Index and/or Mid-Cap Value
		Domestic Small-Cap Stocks	2.59	New Horizons, Small-Cap Index, Small-Cap Stock, and/or Small-Cap Value
		International Developed Market Stocks	8.60	International Growth & Income, International Stock, and/or Overseas Stock
		International Emerging Market Stocks	1.52	Emerging Markets Stock
		Inflation Focused Stocks	1.77	Real Assets
Bonds	64.50	Domestic Investment-Grade Bonds	31.15	New Income
		Domestic High Yield Bonds	4.45	High Yield
		International Bonds	4.45	International Bond
		Emerging Market Bonds	4.45	Emerging Markets Bond
		Inflation Focused Bonds	20.00	Limited Duration Inflation Focused Bond

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks, and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, underlying funds with longer weighted average maturities or durations have greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund’s price or yield. The fund’s exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment grade, also known as “junk” bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an underlying fund’s ability to sell a holding at a suitable price.

International investing risk This is the risk that the fund’s investments in international funds may lose value because of adverse local, political, social, or economic developments overseas, or due to decreases in foreign currency values relative to the U.S. dollar. International securities tend to be more volatile and less liquid than investments in U.S. securities, and are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks are heightened for the underlying funds that focus on emerging markets. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Target 2005 Fund—I Class has an inception date of February 26, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Target 2005 Fund (“Investor Class”). The performance shown reflects the former name of the Investor Class, which was changed to remove the term “Retirement” on February 24, 2016. Because the Target 2005 Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Target 2005 Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Target 2005 Fund—I Class has an inception date of February 26, 2016, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Target Retirement 2005 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/14	3.30%
Worst Quarter	9/30/15	-3.42%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Target 2005 Fund (“Investor Class”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price Target 2005 Fund | T. Rowe Price Target 2005 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.40%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.50%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	222
5 years	rr_ExpenseExampleYear05	655
10 years	rr_ExpenseExampleYear10	$ 1,864
2014	rr_AnnualReturn2014	4.31%
2015	rr_AnnualReturn2015	(0.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
Since inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2013
T. Rowe Price Target 2005 Fund | Returns after taxes on distributions | T. Rowe Price Target 2005 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Since inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2013
T. Rowe Price Target 2005 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Target 2005 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
Since inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2013
T. Rowe Price Target 2005 Fund | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
Since inception	rr_AverageAnnualReturnSinceInception	3.68%
T. Rowe Price Target 2005 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	3.82%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.
[2]	Through September 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund or class whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. Termination of this agreement would require approval by the fund's Board of Directors.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 35.50% stocks (24.85% Russell 3000 Index and 10.65% MSCI All Country World Index ex USA), and 64.50% bonds (44.50% Barclays U.S. Aggregate Bond Index and 20.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.